ACCOUNTS RECEIVABLE, NET	12 Months Ended
Dec. 31, 2022
ACCOUNTS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, NET

4. ACCOUNTS RECEIVABLE, NET

Accounts receivable, net consisted of the following:

	As of December 31,
	2021	2022
	RMB	RMB
Accounts receivable	273,106,542	329,336,616
Allowance for doubtful accounts	(4,549,366)	(29,593,693)

Accounts receivable, net	268,557,176	299,742,923

The movement of the allowance for doubtful accounts is as follows:

	For the Year Ended
	December 31,
	2020	2021	2022
	RMB	RMB	RMB
Balance at the beginning of the year	3,288,535	3,307,381	4,549,366
Additions	505,912	1,272,454	25,044,327
Write-off	(487,066)	(30,469)	—
Balance at the end of the year	3,307,381	4,549,366	29,593,693